Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 3,943,307	R$ 3,553,126
Financial assets	229,197,214	177,681,987
Fair value through profit or loss	127,015,678	96,730,159
Securities	103,282,212	87,513,004
Derivative financial instruments	23,733,466	9,217,155
Fair value through other comprehensive income	44,062,950	34,478,668
Securities	44,062,950	34,478,668
Evaluated at amortized cost	58,118,586	46,473,160
Securities	6,855,421	9,272,103
Securities purchased under agreements to resell	14,888,978	7,603,820
Securities trading and intermediation	2,932,319	3,271,000
Accounts receivable	681,190	597,887
Loan operations	28,551,935	22,211,161
Other financial assets	4,208,743	3,517,189
Other assets	7,811,962	5,760,811
Recoverable taxes	245,214	163,248
Rights-of-use assets	281,804	258,491
Prepaid expenses	4,418,263	4,240,107
Other	2,866,681	1,098,965
Deferred tax assets	2,104,128	1,611,882
Investments in associates and joint ventures	3,108,660	2,271,731
Property and equipment	373,362	310,894
Goodwill and Intangible assets	2,502,045	844,182
Total assets	249,040,678	192,034,613
Financial liabilities	171,237,146	127,708,578
Fair value through profit or loss	45,208,490	22,134,674
Securities	20,423,074	13,529,265
Derivative financial instruments	24,785,416	8,605,409
Evaluated at amortized cost	126,028,656	105,573,904
Securities sold under repurchase agreements	33,340,511	31,790,091
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	60,365,590	43,683,629
Accounts payables	948,218	617,394
Borrowings	2,199,422	1,865,880
Other financial liabilities	12,231,376	11,554,213
Other liabilities	58,266,331	47,172,782
Social and statutory obligations	1,146,127	968,119
Taxes and social security obligations	559,647	365,419
Retirement plans liabilities and insurance liabilities	56,409,075	45,733,815
Provisions and contingent liabilities	97,678	43,541
Other	53,804	61,888
Deferred tax liabilities	86,357	111,043
Total liabilities	229,589,834	174,992,403
Equity attributable to owners of the Parent company	19,449,352	17,035,735
Issued capital	26	24
Capital reserve	19,189,994	19,156,382
Other comprehensive income	376,449	(133,909)
Treasury shares	(117,117)	(1,986,762)
Non-controlling interest	1,492	6,475
Total equity	19,450,844	17,042,210
Total liabilities and equity	R$ 249,040,678	R$ 192,034,613